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                                        February 1, 2001


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:   MFS(R)Series  Trust XI (the  "Trust")  (File  Nos.  33-68310  and
               811-7992)  on  Behalf  of:  MFS(R)Union   Standard(R)Equity  Fund
               ("UNE")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 14 for UNE (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 29, 2001 for UNE.

         Please  call the  undersigned  or Nicole  Leonard at (617)  954-5169 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

JFD/bjn